Schedule of accounts payables and accrued liabilities (Details) - SGD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 34	$ 16
Other payables	176	590
Accrued expenses	93	187
Deposits received	99	92
Deferred revenue	400	389
Accounts payables and accrued liabilities	$ 802	$ 1,274